Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 153,751,733	$ 150,165,207
EBP, Note Receivable from Participant	590,714	907,965
EBP, Employer Contribution, Receivable	68,869	95,066
EBP, Receivable	659,583	1,003,031
EBP, Asset	154,411,316	151,168,238
EBP, Net Asset Available for Benefit	154,411,316	151,168,238
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	138,066,827	133,397,743
Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	5,040,732	5,804,764
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	525,008	497,652
EBP, Self-Directed Brokerage Account
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	10,085,337	10,427,106
Money Market Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 33,829	$ 37,942